Cover Page	May 10, 2021
Cover [Abstract]
Entity Registrant Name	RYDER SYSTEM, INC.
Entity Central Index Key	0000085961
Amendment Flag	true
Amendment Description	Explanatory NoteOn May 10, 2021, Ryder System, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report the voting results of its 2021 Annual Meeting. This Amendment is being filed solely to correct the descriptions of Proposal 4 and Proposal 5 in the Initial 8-K, which inadvertently did not accurately describe the relevant proposals. Except for the descriptions of Proposal 4 and Proposal 5, all information, including voting totals and results, set forth in the Initial 8-K remains unchanged.
Document Type	8-K/A
Document Period End Date	May 10, 2021
Entity Incorporation, State or Country Code	FL
Entity File Number	1-4364
Entity Tax Identification Number	59-0739250
Entity Address, Address Line One	11690 NW 105th Street
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	305
Local Phone Number	500-3726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	R
Security Exchange Name	NYSE
Entity Emerging Growth Company	false